Significant and Subsequent Events Information relating to business combination (Details) - Contracted Cogeneration Asset in Michigan $ in Millions	May 19, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Net working capital	$ 6
Property, plant and equipment	1
Intangible assets	37
Risk management liabilities (current and long-term)	(5)
Decommissioning provisions	(1)
Total identifiable net assets at fair value	38
Cash consideration	32
Total purchase consideration transferred	$ 38